Fair Value Measurements (Details)	Dec. 31, 2020 USD ($) shares
Cash [Member]
Fair Value Measurements (Details) [Line Items]
Assets held trust account | $	$ 743
U.S. Treasury Bills [Member]
Fair Value Measurements (Details) [Line Items]
Assets held trust account | $	$ 115,019,335
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Number of warrants outstanding | shares	3,833,333
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Number of warrants outstanding | shares	2,533,333